As filed with the Securities and Exchange Commission on November 5, 2003

1933 Act File No. 333-109190
1940 Act File No. 811-21357

U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-2

☒
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
☒
Pre-Effective Amendment No. 2
☐
Post-Effective Amendment No.

and

☒
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
☒
Amendment No. 6

Franklin Templeton Limited Duration Income Trust
(Exact Name of Registrant as Specified in Declaration of Trust)
c/o Franklin Advisers, Inc.
One Franklin Parkway
San Mateo, California 94403-1906
(Address of Principal Executive Offices)
(Number, Street, City, State, Zip Code)

(650) 312-2000
(Registrant's Telephone Number, including Area Code)

Murray L. Simpson, Esq.
One Franklin Parkway
San Mateo, California 94403-1906
(Name and Address (Number, Street, City, State, Zip Code) of Agent for Service)

With copies to:

David A. Hearth, Esq.	Sarah E. Cogan, Esq.
Paul, Hastings, Janofsky & Walker LLP	Simpson Thacher & Bartlett LLP
55 Second Street, 24th Floor	425 Lexington Avenue
San Francisco, California 94105	New York, NY 10017
Fax: 415-856-7100	Fax: 212-455-2502

Approximate Date of Proposed Public Offering:
As soon as practicable after the effective date of this Registration Statement

        If any of the securities being registered on this form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, other than securities offered in connection with a dividend reinvestment plan, check the following box. ☐

        It is proposed that this filing will become effective (check appropriate box)

        ☒ when declared effective pursuant to section 8(c)

CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

Title of Securities Being Registered	Amount Being Registered	Proposed Maximum Offering Price Per Unit	Proposed Maximum Aggregate Offering Price/1/	Amount of Registration Fee/2/

Preferred Shares ($25,000 liquidation value)	7,600 shares	$25,000	$190,000,000	$15,371

/1/
Estimated solely for the purpose of calculating the registration fee.

/2/
All of which was previously paid.

        The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such dates as the Commission, acting pursuant to said Section 8(a), may determine.

FRANKLIN TEMPLETON LIMITED DURATION INCOME TRUST

CONTENTS OF THE REGISTRATION STATEMENT

        This registration statement of the Registrant contains the following documents:

          Facing Sheet

          Contents of the Registration Statement

          Part A—Prospectus for the Preferred Shares of the Franklin Templeton Limited Duration Income Trust (the "Fund")

          Part B—Statement of Additional Information for the Preferred Shares of the Fund

          Part C—Other Information

          Signature Page

          Exhibits

PART A—PROSPECTUS

        Incorporated by reference to Part A filed with the Fund's Pre-Effective Amendment No. 1 to Form N-2 (File Nos. 333-109190, 811-21357) on November 3, 2003.

PART B—STATEMENT OF ADDITIONAL INFORMATION

        Incorporated by reference to Part B filed with the Fund's Pre-Effective Amendment No. 1 to Form N-2 (File Nos. 333-109190, 811-21357) on November 3, 2003.

PART C—OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(1)
Financial Statements:

Included in Part A:	Unaudited Financial Highlights for the period August 27, 2003 through September 30, 2003.
Included in Part B:	Unaudited Statement of Assets and Liabilities as of September 30, 2003.
Unaudited Statement of Operations for the period August 27, 2003 through September 30, 2003.
Unaudited Statement of Changes in Net Assets for the period August 27, 2003 through September 30, 2003.
Unaudited Notes to Financial Statements as of September 30, 2003.
Unaudited Statement of Investments as of September 30, 2003.

          The Registrant's audited Statement of Assets and Liabilities dated as of August 19, 2003, including the Notes thereto, and the report of PricewaterhouseCoopers LLP thereon dated August 20, 2003, is hereby incorporated by reference into Part B from the Statement of Additional Information for the offering of the Registrant's common shares, which was filed with the SEC on August 25, 2003 (File No. 333-105495).

(2)
Exhibits

(a)
Charter

          (1)   Amended Certificate of Trust dated June 19, 2003.*

          (2)   Amended and Restated Agreement and Declaration of Trust dated June 19, 2003.*

          (3)   Statement of Preferences of Auction Preferred Shares.***

(b)
Amended and Restated Bylaws of Registrant dated June 19, 2003.*

(c)
Voting Trust Agreement—none.

(d)
(1) Article III (Shares) and Article V (Shareholders' Voting Powers and Meetings) of the Agreement and Declaration of Trust.*

          (2)   Article II (Meetings of Shareholders) of the Amended and Restated Bylaws.*

(e)
Form of Dividend Reinvestment Plan.*

(f)
Long-Term Debt Instruments—none.

(g)
Form of Investment Advisory Agreement between Registrant and Franklin Advisers, Inc. *

(h)
Form of Underwriting Agreement for the Preferred Shares.***

(i)
Bonus, Profit Sharing, Pension Plans—not applicable.

(j)
Form of Custody Agreement.*

(k)
Other Material Contracts

          (1)   Form of Fund Administration Agreement between the Registrant and Franklin Templeton Services, LLC.*

          (2)   Form of Organizational and Offering Expenses Reimbursement Agreement between Registrant and Franklin Advisers, Inc.**

          (3)   Form of Transfer Agency Agreement.*

          (4)   Form of Auction Agency Agreement between Registrant and Auction Agent as to the Registrant's Preferred Shares.***

          (5)   Form of Broker-Dealer Agreement as to the Registrant's Preferred Shares.***

(l)
Opinion and Consent of Paul, Hastings, Janofsky & Walker LLP—filed herewith.

(m)
Non-Resident Officers/Directors—none.

(n)
Other Opinions and Consents—Consent of Registrant's independent auditors.***

(o)
Omitted Financial Statements—none.

(p)
Subscription Agreement—none.

(q)
Model Retirement Plans—none.

(r)
Code of Ethics.*

*
incorporated by reference to Pre-Effective Amendment No. 2 to the Registrant's Registration Statement on Form N-2 relating to its common shares of beneficial interest ("Common Shares") (File No. 333-105495) filed on July 24, 2003.

**
incorporated by reference to Pre-Effective Amendment No. 3 to the Registrant's Registration Statement on Form N-2 relating to its Common Shares (File No. 333-105495) filed on August 25, 2003.

***
incorporated by reference to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-2 relating to its preferred shares (File Nos. 333-109190, 811-21357) filed on November 3, 2003.

Item 25. Marketing Arrangements relating to Registrant's Preferred Shares will be filed by amendment.

Item 26. Other Expenses of Issuance and Distribution

        The following table sets forth the estimated expenses to be incurred in connection with the offering described in this Registration Statement:

Securities and Exchange Commission Fees	$15,371
Rating Agency Fees	$142,000
Printing and Engraving Expenses	$50,000
Postage	$5,000
Legal Fees	$150,000
Marketing Expenses	$10,000
Accounting Expenses	$25,000
Transfer Agent Fees	$3,000
Miscellaneous Expenses	$10,719

Total	$411,090

Item 27. Persons Controlled by or Under Common Control with Registrant—none.

Item 28. Number of Holders of Securities as of October 27, 2003

Title of Class	Number of Record Holders
Common Shares	36
Preferred Shares	0

Item 29. Indemnification.

        Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "1933 Act"), may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

        Reference is made to Article VII of the Registrant's Agreement and Declaration of Trust, which is incorporated by reference herein.

Item 30. Business and Other Connections of Investment Adviser.

        Franklin Advisers, Inc. (the "Manager"), an indirect, wholly owned subsidiary of Franklin Resources, Inc., serves as the Registrant's investment adviser. The officers of the Manager also serve as officers and/or directors/trustees for the Manager's corporate parent, Franklin Resources, Inc. and/or other investment companies in Franklin Templeton Investments.

        Part B and Schedules A and D of Form ADV of the Manager (SEC File No. 801-26292), incorporated herein by reference, sets forth the officers of the Manager and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers during the past two years.

Item 31. Location of Accounts and Records.

        The accounts, books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder, are kept by the Registrant or its shareholder services agent, PFPC, Inc., at P.O. Box 43027, Providence, RI 02940-3027.

Item 32. Management Services—not applicable.

Item 33. Undertakings.

(1)
Registrant undertakes to suspend the offering of its shares until it amends the prospectus filed herewith if (1) subsequent to the effective date of its registration statement, the net asset value declines more than 10 percent from its net asset value as of the effective date of the registration statement, or (2) the net asset value increases to an amount greater than its net proceeds as stated in the prospectus.

(2)
Not Applicable.

(3)
Not Applicable.

(4)
Not Applicable.

(5)
Registrant undertakes that:

          (a)   For purposes of determining any liability under the Securities Act of 1933, the information omitted from the form of prospectus filed as part of this registration statement in reliance upon Rule 430A and contained in the form of prospectus filed by the Registrant under Rule 497(h) under the Securities Act of 1933 shall be deemed to be part of this registration statement as of the time it was declared effective; and

          (b)   For the purpose of determining any liability under the Securities Act of 1933, each post-effective amendment that contains a form of prospectus shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering thereof.

(6)
The Registrant undertakes to send by first class mail or other means designed to ensure equally prompt delivery, within two business days of receipt of a written or oral request, any Statement of Additional Information.

SIGNATURES

        Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of San Mateo, and the State of California, on the 4th day of November, 2003.

FRANKLIN TEMPLETON LIMITED DURATION INCOME TRUST
By:	CHRISTOPHER MOLUMPHY Christopher Molumphy* President & Chief Executive Officer—Investment Management

        Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date
CHRISTOPHER MOLUMPHY Christopher Molumphy*	President & Chief Executive Officer —Investment Management	November 4, 2003
JIMMY D. GAMBILL Jimmy D. Gambill*	Senior Vice President & Chief Executive Officer — Finance and Administration	November 4, 2003
KIMBERLEY MONASTERIO Kimberley Monasterio*	Treasurer and Chief Financial Officer	November 4, 2003
CHARLES B. JOHNSON Charles B. Johnson*	Chairman of the Board of Trustees	November 4, 2003
ROBERT F. CARLSON Robert F. Carlson*	Trustee	November 4, 2003
HARRIS J. ASHTON Harris J. Ashton*	Trustee	November 4, 2003
S. JOSEPH FORTUNATO S. Joseph Fortunato*	Trustee	November 4, 2003
FRANK W.T. LAHAYE Frank W.T. LaHaye*	Trustee	November 4, 2003
GORDON S. MACKLIN Gordon S. Macklin*	Trustee	November 4, 2003
FRANK H. ABBOTT, III Frank H. Abbott, III*	Trustee	November 4, 2003
RUPERT H. JOHNSON, JR. Rupert H. Johnson, Jr. *	Trustee	November 4, 2003

MARTIN L. FLANAGAN Martin L. Flanagan*	Trustee	November 4, 2003
*By:	/s/ STEVEN J. GRAY Steven J. Gray, Attorney-in-Fact (Pursuant to Power of Attorney previously filed)